Summary of significant accounting policies - Useful lives property, plant and equipment and right-of-use lease assets (Details)	12 Months Ended
Dec. 31, 2024
Computer hardware and network assets | Minimum
Property, plant and equipment
Useful lives	3 years
Computer hardware and network assets | Maximum
Property, plant and equipment
Useful lives	7 years
Buildings and leasehold improvements | Minimum
Property, plant and equipment
Useful lives	5 years
Buildings and leasehold improvements | Maximum
Property, plant and equipment
Useful lives	20 years
Furniture and equipment | Minimum
Property, plant and equipment
Useful lives	3 years
Furniture and equipment | Maximum
Property, plant and equipment
Useful lives	7 years
Right-of-use lease assets | Minimum
Property, plant and equipment
Useful lives	3 years
Right-of-use lease assets | Maximum
Property, plant and equipment
Useful lives	20 years